Other Receivables - Schedule of Other Receivables (Details) - Other receivables [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Receivables - Schedule of Other Receivables (Details) [Line Items]
Income tax receivables	$ 6,151	$ 71,298
Others	128,511	67,642
Proceeds from disposal of subsidiaries	480,000
Subtotal	614,662	138,940
Less: other receivable from discontinued operations	28,507	25,063
Total other receivable	$ 586,155	$ 113,877